UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2009

American Century Investments

International Bond Fund

Table of Contents

President’s Letter	2
Market Perspective	3
Major Currency and Global Bond Market Returns	3

International Bond

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Bond Holdings by Country	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	29

Other Information

Additional Information	35
Index Definitions	36

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide the performance of your investment along with the perspectives of our experienced portfolio management team for the financial reporting period ended December 31, 2009. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what new challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Foreign Bonds Advanced

International fixed-income markets posted positive returns for the six months ended December 31, 2009. Interest rates were relatively stable in nearly every major foreign bond market during the six-month period, reflecting the tug-of-war between supply and demand. While many countries continued to issue new debt to fund economic stimulus programs, the new supply was more than offset by strong demand from central banks seeking to keep interest rates accommodative and financial institutions seeking to maintain liquidity and rebuild their balance sheets.

Instead, international bond performance was driven primarily by improving economic conditions worldwide. Third-quarter economic growth turned positive in the U.S., Germany, France, and Japan after more than a year of declining output. In addition, China reported improvements in industrial production and global trade levels, while the troubled housing market in the U.K. began to stabilize. Toward the end of the year, both the Australian and Norwegian central banks raised short-term interest rates—the first steps toward removing their accommodative monetary policy.

Better economic conditions led to a growing risk appetite among investors. As a result, non-government bonds outperformed government securities during the six-month period, and bond markets in peripheral European countries such as Italy and Spain fared better than larger European markets like France and Germany.

Benefiting from a Decline in the U.S. Dollar

Currency fluctuations also had an impact on international bond returns. The U.S. dollar depreciated against most major foreign currencies during the period, enhancing foreign bond returns for U.S. investors. The dollar fell by 2% versus the euro and 3.5% versus the Japanese yen, but it tumbled even further against the more cyclical currencies, including the Australian dollar, the New Zealand dollar, and the Norwegian kroner.

The dollar’s decline reflected the rapidly growing fiscal deficit in the U.S., increased issuance of U.S. Treasury debt, and expectations that the Federal Reserve will keep interest rates at historically low levels until at least the middle of 2010.

Major Currency and Global Bond Market Returns
For the six months ended December 31, 2009*
Currency Returns
U.S. Dollar vs. Euro	–2.01%
U.S. Dollar vs. Japanese Yen	–3.47%
International Bond Market Returns (in dollars)
JPMorgan Government Bond Index — Global, excluding U.S.	4.96%
JPMorgan Global Traded Government Bond Index	3.92%
* Total returns for periods less than one year are not annualized.

Performance

International Bond

Total Returns as of December 31, 2009
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	BEGBX	4.72%	6.72%	3.59%	6.86%	6.50%	1/7/92
Fund benchmark(2)	—	4.99%	7.16%	4.80%	8.10%	7.19%(3)	—
JPMorgan Global Traded
Government Bond Index	—	3.92%	1.90%	4.60%	6.70%	6.57%(3)	—
Institutional Class	AIDIX	4.78%	6.86%	3.81%	—	6.26%	8/2/04
A Class(4)	AIBDX						10/27/98
No sales charge*		4.54%	6.40%	3.29%	6.58%	5.01%
With sales charge*		-0.19%	1.64%	2.34%	6.09%	4.58%
B Class	AIQBX						9/28/07
No sales charge*		4.18%	5.58%	—	—	4.24%
With sales charge*		-0.82%	1.58%	—	—	2.97%
C Class	AIQCX						9/28/07
No sales charge*		4.18%	5.58%	—	—	4.24%
With sales charge*		3.18%	5.58%	—	—	4.24%
R Class	AIBRX	4.49%	6.19%	—	—	4.77%	9/28/07
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00%
the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%.
The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2) See Index Definitions page.
(3)	Since 12/31/91, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

International Bond

One-Year Returns Over 10 Years
Periods ended December 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	-1.20%	-1.66%	23.53%	19.91%	13.10%	-8.23%	8.25%	9.89%	2.41%	6.72%
Fund benchmark	-0.23%	-1.16%	25.26%	21.97%	14.39%	-8.04%	9.68%	11.98%	4.43%	7.16%
JPMorgan Global
Traded Government
Bond Index	2.32%	-0.80%	19.37%	14.53%	10.11%	-6.53%	5.94%	10.81%	12.00%	1.90%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
0.83%	0.63%	1.08%	1.83%	1.83%	1.33%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

International Bond

Portfolio Managers: John Lovito and Federico Garcia Zamora

Performance Summary

International Bond returned 4.72%* for the six months ended December 31, 2009. By comparison, the JPMorgan Global Traded Government Bond Index (JPM GTGBI) returned 3.92%, while the fund’s benchmark—the JPM GTGBI with the U.S. excluded and Japan weighted at 15%—returned 4.99%.

The JPM GTGBI’s advance for the six-month period reflected the broad advance in government bonds worldwide. However, as the higher return of the fund’s benchmark indicates, the exception was in the U.S., where government bonds declined for the six months. The benchmark has no exposure to the U.S. bond market.

International Bond posted a solid gain for the six-month period but modestly underperformed its benchmark. It’s worth noting that the return for the benchmark index was calculated as of 4:00 p.m. London time (11:00 a.m. Eastern U.S. time) on the last day of the period, while the fund’s return was calculated as of 4:00 p.m. Eastern U.S. time. Currency fluctuations in between these times can have an impact on relative performance. In addition, the fund’s results reflected operating expenses, while the benchmark’s return did not.

Portfolio Positioning

At the beginning of the reporting period, the fund held overweight positions in the bond markets in Sweden, New Zealand, and the euro zone, with corresponding underweight positions in Japan, the U.K., and Australia. Based on our relative value investment approach, we made a few adjustments to this positioning during the last six months. We eliminated our overweight position in New Zealand bonds and underweight position in Australian bonds, taking profits after these fixed-income markets converged. We also invested in some of the peripheral European bond markets that lagged early in the period, including Portugal, Austria, and Finland.

We substantially reduced the fund’s exposure to non-government bonds, taking profits following their notable outperformance in the second and third quarters of 2009. By the end of the period, we had trimmed our non-government position from 20% of the portfolio to 11%, which we believe is closer to our optimal long-term exposure to this segment of the international bond markets.

One other noteworthy adjustment to the portfolio was adding a modest position in U.S. securities late in the period to take advantage of a historically wide gap between short- and long-term interest rates. We established a long position in 30-year Treasury bond futures and a short position in two-year Treasury futures. This positioning will contribute favorably to performance if the yield gap between two-year and 30-year Treasury securities—which is currently near its widest level in years—narrows going forward.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

International Bond

Currency Strategy Contributed Favorably

Our currency positioning added value to performance during the six-month period. We maintained an underweight position in the U.S. dollar throughout the period, which paid off as the dollar declined against the major foreign currencies.

More importantly, however, the portfolio held overweight positions in the more cyclical currencies—including Australia, New Zealand, Canada, and Norway. The economies in these countries held up relatively well during the global economic downturn in late 2008 and early 2009, and consequently these economies are further along the path to recovery. As a result, their currencies appreciated significantly during the six-month period. In particular, the Australian and Norwegian currencies rallied sharply thanks to interest rate hikes by their respective central banks late in the period.

Toward the end of the six months, we modestly reduced our overweight positions in cyclical currencies given their outperformance, but we did not entirely eliminate the overweights.

A Look Ahead

As we move into 2010, our outlook remains largely the same as it has been throughout 2009. We expect global interest rates to stay at fairly low levels as the worldwide economic recovery progresses at a slow and gradual pace. International bond markets are likely to remain in a narrow trading range as they face a tug-of-war between increased supply (as governments borrow more to cover widening fiscal deficits) and accommodative monetary policy from many of the world’s central banks.

Within the portfolio, we remain overweight in European bond markets, where monetary policy has been relatively muted, and underweight Japan and the U.K., both of which have implemented the most aggressive monetary policy outside the U.S. Meanwhile, we continue to emphasize cyclical currencies, which should outperform further as their economies outpace the global recovery.

International Bond

Portfolio at a Glance
	As of 12/31/09	As of 6/30/09
Weighted Average Life	8.7 years	9.1 years
Average Duration (Effective)	6.4 years	6.5 years

Bond Holdings by Country
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Germany(1)	24.0%	22.8%
United Kingdom	13.0%	11.0%
Japan	12.4%	10.4%
France(1)	5.6%	6.1%
Italy(1)	4.8%	8.1%
Finland(1)	4.7%	4.8%
Spain(1)	4.6%	4.8%
Belgium(1)	4.3%	4.4%
Netherlands(1)	4.0%	4.2%
Canada	3.9%	5.6%
Portugal(1)	3.8%	—
Austria(1)	2.9%	—
Denmark	2.5%	4.5%
Multi-National	2.3%	4.7%
Sweden	1.9%	3.2%
Ireland(1)	1.6%	—
Australia	0.6%	0.5%
New Zealand	—	1.7%
United States	0.2%	0.1%
Cash and Equivalents(2)	2.9%	3.1%
(1) These countries are members of the euro zone.
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Government Bonds	83.1%	76.7%
Credit	10.6%	20.1%
Short-Term Investments	3.4%	0.1%
Temporary Cash Investments	0.9%	0.7%
Other Assets and Liabilities	2.0%	2.4%

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Actual
Investor Class	$1,000	$1,047.20	$4.23	0.82%
Institutional Class	$1,000	$1,047.80	$3.20	0.62%
A Class	$1,000	$1,045.40	$5.52	1.07%
B Class	$1,000	$1,041.80	$9.37	1.82%
C Class	$1,000	$1,041.80	$9.37	1.82%
R Class	$1,000	$1,044.90	$6.80	1.32%
Hypothetical
Investor Class	$1,000	$1,021.07	$4.18	0.82%
Institutional Class	$1,000	$1,022.08	$3.16	0.62%
A Class	$1,000	$1,019.81	$5.45	1.07%
B Class	$1,000	$1,016.03	$9.25	1.82%
C Class	$1,000	$1,016.03	$9.25	1.82%
R Class	$1,000	$1,018.55	$6.72	1.32%
* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

International Bond

DECEMBER 31, 2009 (UNAUDITED)
		Principal				Principal
		Amount	Value			Amount	Value
Government Bonds — 83.1%				Government
				of Finland,
AUSTRIA — 2.9%				4.375%, 7/4/19(1)	EUR	2,800,000	$ 4,267,990
Republic of Austria,							84,040,413
3.40%, 10/20/14(1)	EUR	7,780,000	$ 11,485,780
				FRANCE — 4.0%
Republic of Austria,				Government
4.30%, 9/15/17(1)	EUR	8,400,000	12,687,779
				of France,
Republic of Austria,				4.00%, 4/25/14(1)	EUR	14,770,000	22,523,346
4.35%, 3/15/19(1)	EUR	13,000,000	19,542,706
				Government
Republic of Austria,				of France,
4.15%, 3/15/37(1)	EUR	5,725,000	7,743,153	3.25%, 4/25/16(1)	EUR	6,100,000	8,891,058
			51,459,418	Government
BELGIUM — 4.3%				of France,
Kingdom of Belgium,				4.25%, 4/25/19(1)	EUR	13,170,000	19,932,632
4.00%, 3/28/14(1)	EUR	25,300,000	38,462,208	Government
Kingdom of Belgium,				of France,
4.00%, 3/28/18(1)	EUR	19,070,000	28,242,105	5.50%, 4/25/29(1)	EUR	6,780,000	11,346,926
Kingdom of Belgium,				Government
5.00%, 3/28/35(1)	EUR	7,150,000	11,020,305	of France,
				4.75%, 4/25/35(1)	EUR	6,285,000	9,704,315
			77,724,618
							72,398,277
CANADA — 3.9%
				GERMANY — 17.2%
Government
of Canada,				German
3.75%, 6/1/12(1)	CAD	22,000,000	22,012,621	Federal Republic,
				4.25%, 10/12/12(1)	EUR	46,400,000	71,163,778
Government
of Canada,				German
5.00%, 6/1/14(1)	CAD	19,900,000	20,899,709	Federal Republic,
				3.50%, 1/4/16(1)	EUR	54,700,000	81,594,137
Government
of Canada,				German
3.75%, 6/1/19	CAD	9,200,000	8,895,635	Federal Republic,
				3.75%, 1/4/19(1)	EUR	38,090,000	56,467,661
Government
of Canada,				German
5.75%, 6/1/33(1)	CAD	15,701,000	18,495,609	Federal Republic,
				5.625%, 1/4/28(1)	EUR	19,340,000	32,888,085
			70,303,574
				German
DENMARK — 2.5%				Federal Republic,
Kingdom of Denmark,				4.75%, 7/4/34(1)	EUR	14,380,000	22,368,553
5.00%, 11/15/13(1)	DKK	180,000,000	37,801,994	German
Kingdom of Denmark,				Federal Republic,
4.00%, 11/15/17(1)	DKK	37,500,000	7,496,431	4.25%, 7/4/39(1)	EUR	10,700,000	15,701,905
			45,298,425	KfW,
FINLAND — 4.7%				4.375%, 10/11/13(1)	EUR	19,400,000	29,759,300
Government							309,943,419
of Finland,				IRELAND — 1.6%
4.25%, 9/15/12(1)	EUR	15,100,000	23,076,299	Republic of Ireland,
Government				4.00%, 1/15/14(1)	EUR	11,500,000	16,917,737
of Finland,				Republic of Ireland,
3.125%, 9/15/14(1)	EUR	20,000,000	29,449,131	5.90%, 10/18/19(1)	EUR	7,100,000	11,004,564
Government							27,922,301
of Finland,
3.875%, 9/15/17(1)	EUR	18,290,000	27,246,993

International Bond

		Principal				Principal
		Amount	Value			Amount	Value
ITALY — 4.8%				SPAIN — 4.5%
Republic of Italy,				Government of Spain,
5.25%, 8/1/17(1)	EUR	36,050,000	$ 57,690,938	5.40%, 7/30/11(1)	EUR	11,550,000	$ 17,555,075
Republic of Italy,				Government of Spain,
5.00%, 8/1/34(1)	EUR	9,410,000	13,970,749	4.25%, 1/31/14(1)	EUR	21,460,000	32,469,569
Republic of Italy,				Government of Spain,
4.00%, 2/1/37(1)	EUR	11,500,000	14,669,911	4.30%, 10/31/19(1)	EUR	9,600,000	14,128,592
			86,331,598	Government of Spain,
JAPAN — 11.6%				4.90%, 7/30/40(1)	EUR	11,800,000	17,369,659
Government of Japan,							81,522,895
1.20%, 3/20/12(1)	JPY	5,670,000,000	62,268,940	SWEDEN — 1.9%
Government of Japan,				Government
0.60%, 9/20/14	JPY	3,072,600,000	33,224,527	of Sweden,
Government of Japan,				5.25%, 3/15/11(1)	SEK	100,000,000	14,784,371
1.20%, 6/20/15	JPY	3,230,000,000	35,864,982	Government
Government of Japan,				of Sweden,
1.80%, 6/20/18(1)	JPY	1,580,000,000	18,003,705	6.75%, 5/5/14(1)	SEK	78,200,000	12,863,016
Government of Japan,				Government
1.50%, 9/20/18(1)	JPY	2,650,000,000	29,429,952	of Sweden,
				4.25%, 3/12/19(1)	SEK	47,530,000	7,142,517
Government of Japan,
2.10%, 12/20/26(1)	JPY	1,701,000,000	18,671,039				34,789,904
Government of Japan,				UNITED KINGDOM — 11.4%
2.40%, 3/20/37(1)	JPY	1,100,000,000	12,193,837	Government of
			209,656,982	United Kingdom,
				5.00%, 3/7/12(1)	GBP	5,300,000	9,187,467
NETHERLANDS — 4.0%
				Government of
Kingdom of				United Kingdom,
Netherlands,				5.00%, 9/7/14(1)	GBP	15,300,000	27,097,816
4.25%, 7/15/13(1)	EUR	27,000,000	41,568,419
				Government of
Kingdom of				United Kingdom,
Netherlands,				4.00%, 9/7/16(1)	GBP	11,900,000	19,860,012
4.00%, 7/15/16	EUR	7,350,000	11,136,146
				Government of
Kingdom of				United Kingdom,
Netherlands,				4.50%, 3/7/19(1)	GBP	35,100,000	58,563,669
4.00%, 1/15/37(1)	EUR	14,250,000	19,702,420
				Government of
			72,406,985	United Kingdom,
PORTUGAL — 3.8%				8.00%, 6/7/21(1)	GBP	3,100,000	6,760,248
Republic of Portugal,				Government of
3.60%, 10/15/14(1)	EUR	7,780,000	11,397,515	United Kingdom,
Republic of Portugal,				4.25%, 6/7/32(1)	GBP	11,370,000	17,854,778
4.35%, 10/16/17(1)	EUR	19,460,000	28,916,263	Government of
Republic of Portugal,				United Kingdom,
4.75%, 6/14/19(1)	EUR	18,600,000	27,999,285	4.25%, 3/7/36(1)	GBP	14,700,000	22,974,152
			68,313,063	Government of
				United Kingdom,
				4.50%, 12/7/42(1)	GBP	26,700,000	43,924,832
							206,222,974
				TOTAL GOVERNMENT BONDS
				(Cost $1,468,594,752)			1,498,334,846

International Bond

		Principal				Principal
		Amount	Value			Amount/
Credit — 10.6%						Shares	Value
				Short-Term Investments(2) — 3.4%
AUSTRALIA — 0.6%
New South Wales				GERMANY — 3.2%
Treasury Corp.,				German Federal
5.50%, 3/1/17(1)	AUD	12,100,000	$ 10,515,697	Republic Treasury Bill,
FRANCE — 1.6%				0.38%, 2/17/10	EUR	20,000,000	$ 28,660,535
Compagnie de				German Federal
Financement				Republic Treasury Bill,
Foncier, MTN,				0.43%, 3/17/10	EUR	20,000,000	28,658,672
1.25%, 12/1/11(1)	JPY	2,750,000,000	29,546,607				57,319,207
GERMANY — 3.6%				UNITED STATES — 0.2%
Eurohypo AG				U. S. Treasury Bills,
(Covered Bond),				0.02%, 1/21/10(1)	USD	4,800,000	4,799,937
3.75%, 4/11/11(1)	EUR	44,300,000	65,300,444	TOTAL SHORT-TERM INVESTMENTS
JAPAN — 0.8%				(Cost $64,603,728)			62,119,144
Development				Temporary Cash Investments — 0.9%
Bank of Japan,
2.30%, 3/19/26(1)	JPY	1,280,000,000	14,271,241	JPMorgan U.S. Treasury
MULTI-NATIONAL — 2.3%				Plus Money Market
				Fund Agency Shares		4,168	4,168
European Investment
Bank, MTN,				Repurchase Agreement, Credit Suisse First
4.75%, 6/6/12(1)	GBP	10,550,000	18,122,491	Boston, Inc., (collateralized by various
				U.S. Treasury obligations, 4.50%, 5/15/10,
European Investment				valued at $17,507,280), in a joint trading
Bank, MTN,				account at 0.001%, dated 12/31/09, due
5.375%, 10/15/12(1)	EUR	14,660,000	22,952,810	1/4/10 (Delivery value $17,164,002)(1)			17,164,000
			41,075,301	TOTAL TEMPORARY
SPAIN — 0.1%				CASH INVESTMENTS
FTA Santander Auto,				(Cost $17,168,168)			17,168,168
Class A, VRN, 0.77%,				TOTAL INVESTMENT
2/25/10, resets				SECURITIES — 98.0%
quarterly off the				(Cost $1,718,369,092)			1,768,141,890
3-month Euribor plus				OTHER ASSETS
0.06% with no caps(1)	EUR	811,447	1,150,681	AND LIABILITIES — 2.0%			35,693,704
UNITED KINGDOM — 1.6%				TOTAL NET ASSETS — 100.0%			$1,803,835,594
Royal Bank of
Scotland Group
plc, MTN,
3.25%, 1/25/13(1)	EUR	20,000,000	28,659,761
TOTAL CREDIT
(Cost $168,002,444)			190,519,732

International Bond

Futures Contracts
			Underlying Face
Contracts Purchased		Expiration Date	Amount at Value	Unrealized Gain (Loss)
147	U.S. Long Bond	March 2010	$16,960,125	$(712,704)

			Underlying Face
Contracts Sold		Expiration Date	Amount at Value	Unrealized Gain (Loss)
565	U.S. Treasury 2-Year Notes	March 2010	$122,190,078	$606,696

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
81,882,013	JPY for AUD	1/29/10	$ 879,289	$ 67,621
82,243,557	JPY for CAD	1/29/10	883,171	62,749
24,012,393	EUR for DKK	1/29/10	34,422,966	1,484,403
164,779,524	JPY for EUR	1/29/10	1,769,483	130,874
6,570	SEK for EUR	1/29/10	918	8
246,305,322	JPY for GBP	1/29/10	2,644,946	195,928
4,368,534	EUR for JPY	1/29/10	6,262,512	227,960
701,168	EUR for SEK	1/29/10	1,005,159	40,679
15,266,224	EUR for SEK	1/29/10	21,884,895	907,473
20,000	AUD for USD	1/29/10	17,920	(425)
480,000	AUD for USD	1/29/10	430,085	(2,347)
510,000	AUD for USD	1/29/10	456,965	13,567
2,410,000	AUD for USD	1/29/10	2,159,384	22,871
2,710,000	AUD for USD	1/29/10	2,428,187	19,485
2,130,000	CAD for USD	1/29/10	2,036,621	(14,843)
2,210,000	CAD for USD	1/29/10	2,113,114	(19,929)
2,667,605	CAD for USD	1/29/10	2,550,657	(57,756)
110,000	CHF for USD	1/29/10	106,353	3,820
4,150,000	CHF for USD	1/29/10	4,012,414	(48,992)
8,626,190	CHF for USD	1/29/10	8,340,204	104,178
280,000	DKK for USD	1/29/10	53,924	2,806
490,000	DKK for USD	1/29/10	94,368	(210)
9,540,000	DKK for USD	1/29/10	1,837,283	62,132
284,180,000	DKK for USD	1/29/10	54,729,464	1,663,290
2,000,000	EUR for USD	1/29/10	2,867,100	72,260
2,090,000	EUR for USD	1/29/10	2,996,120	156,902
3,900,000	EUR for USD	1/29/10	5,590,845	(6,228)
60,000	GBP for USD	1/29/10	96,902	2,474
480,000	GBP for USD	1/29/10	775,219	(5,755)
964,000	GBP for USD	1/29/10	1,556,899	45,511
8,543,574	GBP for USD	1/29/10	13,798,214	449,836
99,000,000	JPY for USD	1/29/10	1,063,110	5,551
225,000,000	JPY for USD	1/29/10	2,416,159	37,368
681,557,803	JPY for USD	1/29/10	7,318,899	52,401
1,353,423,670	JPY for USD	1/29/10	14,533,721	451,306
770,000	NOK for USD	1/29/10	132,851	4,304
840,000	NOK for USD	1/29/10	144,929	(490)

International Bond

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
17,460,000	NOK for USD	1/29/10	$ 3,012,444	$ 60,415
18,310,000	NOK for USD	1/29/10	3,159,098	52,112
18,520,000	NOK for USD	1/29/10	3,195,330	(42,051)
350,000	NZD for USD	1/29/10	253,670	(1,495)
930,000	NZD for USD	1/29/10	674,036	(4,639)
360,000	SEK for USD	1/29/10	50,323	2,276
2,270,000	SEK for USD	1/29/10	317,315	5,442
5,740,000	SEK for USD	1/29/10	802,374	(17,481)
274,867,683	SEK for USD	1/29/10	38,422,774	772,927
			$254,298,614	$6,958,288
(Value on Settlement Date $261,256,902)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
1,030,000	AUD for JPY	1/29/10	$ 922,890	$ (24,020)
990,000	CAD for JPY	1/29/10	946,598	678
178,841,421	DKK for EUR	1/29/10	34,442,590	(1,464,778)
1,260,000	EUR for JPY	1/29/10	1,806,273	(94,084)
632	EUR for SEK	1/29/10	906	(20)
1,710,000	GBP for JPY	1/29/10	2,761,718	(79,156)
586,000,000	JPY for EUR	1/29/10	6,292,753	(197,719)
7,307,000	SEK for EUR	1/29/10	1,021,419	(24,419)
157,895,497	SEK for EUR	1/29/10	22,071,649	(720,719)
26,093,000	AUD for USD	1/29/10	23,379,589	(59,753)
720,000	CAD for USD	1/29/10	688,435	15,905
190,000	CAD for USD	1/29/10	181,670	2,501
140,000	CAD for USD	1/29/10	133,862	1,083
1,200,000	CHF for USD	1/29/10	1,160,216	(15,131)
1,470,000	CHF for USD	1/29/10	1,421,265	(24,305)
35,967	CHF for USD	1/29/10	34,775	67
170,000	CHF for USD	1/29/10	164,364	968
50,761,443	EUR for USD	1/29/10	72,769,067	(2,300,254)
1,230,000	EUR for USD	1/29/10	1,763,267	(55,063)
4,190,000	EUR for USD	1/29/10	6,006,575	(210,840)
1,650,000	EUR for USD	1/29/10	2,365,358	(87,169)
1,000,000	EUR for USD	1/29/10	1,433,550	(53,190)
1,250,000	EUR for USD	1/29/10	1,791,938	(82,400)
1,040,000	EUR for USD	1/29/10	1,490,892	(65,892)
2,400,000	EUR for USD	1/29/10	3,440,520	(131,856)
700,000	EUR for USD	1/29/10	1,003,485	(42,630)
2,940,000	EUR for USD	1/29/10	4,214,637	20,227
4,833,014	GBP for USD	1/29/10	7,805,511	(76,942)
870,000	GBP for USD	1/29/10	1,405,085	(36,993)
2,350,000	GBP for USD	1/29/10	3,795,344	(109,322)
500,000	GBP for USD	1/29/10	807,520	(30,535)
980,000	GBP for USD	1/29/10	1,582,739	(40,386)
860,000	GBP for USD	1/29/10	1,388,934	14,134
1,376,666,637	JPY for USD	1/29/10	14,783,315	(341,150)

International Bond

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
251,000,000	JPY for USD	1/29/10	$ 2,695,360	$ (55,575)
222,000,000	JPY for USD	1/29/10	2,383,944	(66,387)
125,000,000	JPY for USD	1/29/10	1,342,311	(58,485)
80,000,000	JPY for USD	1/29/10	859,079	(48,140)
110,841,912	NOK for USD	1/29/10	19,124,001	(342,781)
10,000,000	NOK for USD	1/29/10	1,725,340	(56,080)
8,000,000	NOK for USD	1/29/10	1,380,272	(19,039)
1,643,957	NZD for USD	1/29/10	1,191,491	(8,713)
140,000	NZD for USD	1/29/10	101,468	(220)
4,530,000	NZD for USD	1/29/10	3,283,208	10,292
8,090,000	NZD for USD	1/29/10	5,863,389	182,890
250,000	SEK for USD	1/29/10	34,947	(917)
790,000	SEK for USD	1/29/10	110,431	308
			$265,373,950	$(6,776,010)
(Value on Settlement Date $272,149,960)

Notes to Schedule of Investments
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
Euribor = Euro Interbank Offered Rate
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1) Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $139,151,000.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,718,369,092)	$1,768,141,890
Foreign currency holdings, at value (cost of $18,996,726)	18,903,142
Receivable for capital shares sold	3,604,058
Receivable for forward foreign currency exchange contracts	7,429,982
Receivable for variation margin on futures contracts	105,938
Interest receivable	30,036,339
1,828,221,349

Liabilities
Payable for investments purchased	13,383,996
Payable for capital shares redeemed	2,441,847
Payable for forward foreign currency exchange contracts	7,247,704
Payable for variation margin on futures contracts	73,500
Accrued management fees	1,209,283
Distribution fees payable	5,434
Service fees (and distribution fees — A Class and R Class) payable	23,991
24,385,755

Net Assets	$1,803,835,594

See Notes to Financial Statements.

DECEMBER 31, 2009 (UNAUDITED)
Net Assets Consist of:
Capital paid in	$1,734,682,199
Undistributed net investment income	2,000,277
Undistributed net realized gain on investment and foreign currency transactions	17,497,620
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	49,655,498
$1,803,835,594

Investor Class
Net assets	$1,394,904,761
Shares outstanding	96,695,712
Net asset value per share	$14.43

Institutional Class
Net assets	$304,210,769
Shares outstanding	21,100,412
Net asset value per share	$14.42

A Class
Net assets	$95,559,055
Shares outstanding	6,641,391
Net asset value per share	$14.39
Maximum offering price (net asset value divided by 0.955)	$15.07

B Class
Net assets	$338,283
Shares outstanding	23,409
Net asset value per share	$14.45

C Class
Net assets	$8,528,780
Shares outstanding	590,238
Net asset value per share	$14.45

R Class
Net assets	$293,946
Shares outstanding	20,364
Net asset value per share	$14.43

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$29,479,898

Expenses:
Management fees	6,950,095
Distribution fees:
B Class	1,083
C Class	17,579
Service fees:
B Class	361
C Class	5,860
Distribution and service fees:
A Class	125,667
R Class	527
Trustees’ fees and expenses	58,552
Other expenses	972
7,160,696

Net investment income (loss)	22,319,202

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,405,049
Futures contract transactions	1,562,477
Foreign currency transactions	18,883,669
25,851,195

Change in net unrealized appreciation (depreciation) on:
Investments	(5,075,357)
Futures contracts	(759,829)
Translation of assets and liabilities in foreign currencies	33,683,563
27,848,377

Net realized and unrealized gain (loss)	53,699,572

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,018,774

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 22,319,202	$ 55,007,268
Net realized gain (loss)	25,851,195	10,338,188
Change in net unrealized appreciation (depreciation)	27,848,377	(106,288,630)
Net increase (decrease) in net assets resulting from operations	76,018,774	(40,943,174)

Distributions to Shareholders
From net investment income:
Investor Class	(58,612,582)	(60,876,073)
Institutional Class	(12,313,281)	(10,199,248)
A Class	(3,967,628)	(3,968,571)
B Class	(8,883)	(6,286)
C Class	(140,276)	(42,029)
R Class	(7,837)	(1,257)
From net realized gains:
Investor Class	—	(22,068,782)
Institutional Class	—	(3,027,750)
A Class	—	(1,504,228)
B Class	—	(3,188)
C Class	—	(26,835)
R Class	—	(651)
Decrease in net assets from distributions	(75,050,487)	(101,724,898)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	134,817,676	(377,388,866)

Net increase (decrease) in net assets	135,785,963	(520,056,938)

Net Assets
Beginning of period	1,668,049,631	2,188,106,569
End of period	$1,803,835,594	$1,668,049,631

Undistributed net investment income	$2,000,277	$54,731,562

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is nondiversified under the 1940 Act. The fund’s investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100% and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2009 was 0.81% for all classes except Institutional Class, which was 0.61%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by JPMIM. The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2009, were $728,671,146 and $695,953,092, respectively.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,336,596	$ 228,493,318	26,395,241	$ 371,431,044
Issued in reinvestment of distributions	3,482,944	51,339,940	5,338,410	75,453,308
Redeemed	(15,533,689)	(231,222,592)	(58,006,394)	(797,652,223)
	3,285,851	48,610,666	(26,272,743)	(350,767,871)
Institutional Class
Sold	8,273,548	123,375,333	12,210,268	173,604,284
Issued in reinvestment of distributions	501,934	7,387,899	443,728	6,279,180
Redeemed	(3,585,704)	(53,451,467)	(13,258,267)	(184,181,565)
	5,189,778	77,311,765	(604,271)	(4,298,101)
A Class
Sold	1,735,384	25,840,657	2,772,369	38,984,210
Issued in reinvestment of distributions	245,066	3,602,136	370,978	5,228,463
Redeemed	(1,814,796)	(26,806,062)	(4,951,082)	(67,957,897)
	165,654	2,636,731	(1,807,735)	(23,745,224)
B Class
Sold	13,843	208,777	4,089	57,297
Issued in reinvestment of distributions	241	3,556	347	4,892
Redeemed	(4,664)	(68,008)	(7,620)	(103,971)
	9,420	144,325	(3,184)	(41,782)
C Class
Sold	408,501	6,127,197	172,495	2,428,880
Issued in reinvestment of distributions	4,902	72,040	3,313	46,989
Redeemed	(18,928)	(282,770)	(79,547)	(1,084,489)
	394,475	5,916,467	96,261	1,391,380
R Class
Sold	14,637	218,820	5,549	76,563
Issued in reinvestment of distributions	533	7,837	135	1,908
Redeemed	(1,910)	(28,935)	(428)	(5,739)
	13,260	197,722	5,256	72,732
Net increase (decrease)	9,058,438	$ 134,817,676	(28,586,416)	$(377,388,866)

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	—	$1,498,334,846	—
Credit	—	190,519,732	—
Short-Term Investments	—	62,119,144	—
Temporary Cash Investments	$4,168	17,164,000	—
Total Value of Investment Securities	$4,168	$1,768,137,722	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$182,278	—
Futures Contracts	$(106,008)	—	—
Total Unrealized Gain (Loss)
on Other Financial Instruments	$(106,008)	$182,278	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments is indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments is indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2009

	Asset Derivatives		Liability Derivatives
	Location on Statement		Location on Statement
Type of Derivative	of Assets and Liabilities	Value	of Assets and Liabilities	Value
Foreign Currency Risk	Receivable for forward foreign		Payable for forward foreign
	currency exchange contracts	$7,429,982	currency exchange contracts	$7,247,704
Interest Rate Risk	Receivable for variation margin		Payable for variation margin
	on futures contracts	105,938	on futures contracts	73,500
		$7,535,920		$7,321,204

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2009

Change in Net Unrealized
	Net Realized Gain (Loss)		Appreciation (Depreciation)
	Location on Statement		Location on Statement
Type of Derivative	of Operations		of Operations
Foreign Currency Risk	Net realized gain (loss) on	$4,585,800	Change in net unrealized	$1,058,261
	foreign currency transactions		appreciation (depreciation)
on translation of assets and
liabilities in foreign currencies
Interest Rate Risk	Net realized gain (loss) on	1,562,477	Change in net unrealized	(759,829)
	futures contract transactions		appreciation (depreciation) on
futures contracts
		$6,148,277		$ 298,432

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended December 31, 2009, the fund did not utilize the program.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of foreign currency gains, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,719,854,080
Gross tax appreciation of investments	$ 83,300,674
Gross tax depreciation of investments	(35,012,864)
Net tax appreciation (depreciation) of investments	$ 48,287,810

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2009, the fund had accumulated capital losses of $(3,310,422), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

As of June 30, 2009, the fund had a capital loss deferral of $(4,571,814) which represents net capital losses incurred in the eight-month period ended June 30, 2009. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Trustees approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

Financial Highlights

International Bond

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$14.38	$15.13	$13.69	$13.78	$13.03	$14.76	$13.64
Income From
Investment Operations
Net Investment
Income (Loss)(4)	0.19	0.43	0.45	0.20	0.34	0.30	0.36
Net Realized and
Unrealized
Gain (Loss)	0.50	(0.43)	1.58	(0.26)	0.73	(1.49)	1.40
Total From
Investment Operations	0.69	—(5)	2.03	(0.06)	1.07	(1.19)	1.76
Distributions
From Net
Investment Income	(0.64)	(0.54)	(0.59)	(0.03)	(0.31)	(0.41)	(0.59)
From Net
Realized Gains	—	(0.21)	—	—	(0.01)	(0.13)	(0.05)
Total Distributions	(0.64)	(0.75)	(0.59)	(0.03)	(0.32)	(0.54)	(0.64)
Net Asset Value,
End of Period	$14.43	$14.38	$15.13	$13.69	$13.78	$13.03	$14.76

Total Return(6)	4.72%	0.16%	15.03%	(0.45)%	8.25%	(8.23)%	13.10%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.82%(7)	0.83%	0.82%	0.83%(7)	0.82%	0.82%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.48%(7)	3.05%	3.01%	2.95%(7)	2.51%	2.17%	2.60%
Portfolio Turnover Rate	43%	64%	74%	37%	206%	226%	104%
Net Assets, End of
Period (in thousands)	$1,394,905	$1,343,268	$1,811,299	$1,440,762	$1,317,505	$1,040,576	$976,828
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Certain distributions in 2004 were reclassified between net investment income and net realized gains to conform to current presentation.
(4)	Computed using average shares outstanding throughout the period.
(5)	Per-share amount was less than $0.005.
(6)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.

See Notes to Financial Statements.

International Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004(3)(4)
Per-Share Data
Net Asset Value,
Beginning of Period	$14.39	$15.15	$13.70	$13.78	$13.04	$14.77	$13.37
Income From
Investment Operations
Net Investment
Income (Loss)(5)	0.20	0.46	0.48	0.21	0.35	0.36	0.17
Net Realized and
Unrealized
Gain (Loss)	0.50	(0.44)	1.58	(0.26)	0.74	(1.52)	1.84
Total From
Investment Operations	0.70	0.02	2.06	(0.05)	1.09	(1.16)	2.01
Distributions
From Net
Investment Income	(0.67)	(0.57)	(0.61)	(0.03)	(0.34)	(0.44)	(0.57)
From Net
Realized Gains	—	(0.21)	—	—	(0.01)	(0.13)	(0.04)
Total Distributions	(0.67)	(0.78)	(0.61)	(0.03)	(0.35)	(0.57)	(0.61)
Net Asset Value,
End of Period	$14.42	$14.39	$15.15	$13.70	$13.78	$13.04	$14.77

Total Return(6)	4.78%	0.34%	15.29%	(0.34)%	8.43%	(7.98)%	15.25%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.62%(7)	0.63%	0.62%	0.63%(7)	0.62%	0.62%	0.63%(7)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.68%(7)	3.25%	3.21%	3.15%(7)	2.71%	2.37%	2.88%(7)
Portfolio Turnover Rate	43%	64%	74%	37%	206%	226%	104%(8)
Net Assets, End of
Period (in thousands)	$304,211	$228,895	$250,179	$109,350	$88,812	$6,329	$1,263
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	August 2, 2004 (commencement of sale) through December 31, 2004.
(4)	Certain distributions in 2004 were reclassified between net investment income and net realized gains to conform to current presentation.
(5)	Computed using average shares outstanding throughout the period.
(6)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

International Bond

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(2)	2009	2008	2007(3)	2006	2005	2004(4)
Per-Share Data
Net Asset Value,
Beginning of Period	$14.33	$15.07	$13.67	$13.77	$13.01	$14.75	$13.62
Income From
Investment Operations
Net Investment
Income (Loss)(5)	0.17	0.39	0.41	0.18	0.30	0.27	0.32
Net Realized and
Unrealized
Gain (Loss)	0.49	(0.43)	1.54	(0.26)	0.74	(1.51)	1.42
Total From
Investment Operations	0.66	(0.04)	1.95	(0.08)	1.04	(1.24)	1.74
Distributions
From Net
Investment Income	(0.60)	(0.49)	(0.55)	(0.02)	(0.27)	(0.37)	(0.56)
From Net
Realized Gains	—	(0.21)	—	—	(0.01)	(0.13)	(0.05)
Total Distributions	(0.60)	(0.70)	(0.55)	(0.02)	(0.28)	(0.50)	(0.61)
Net Asset Value,
End of Period	$14.39	$14.33	$15.07	$13.67	$13.77	$13.01	$14.75

Total Return(6)	4.54%	(0.08)%	14.50%	(0.57)%	8.03%	(8.47)%	12.93%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.07%(7)	1.08%	1.07%	1.08%(7)	1.07%	1.07%	1.08%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.23%(7)	2.80%	2.76%	2.70%(7)	2.26%	1.92%	2.35%
Portfolio Turnover Rate	43%	64%	74%	37%	206%	226%	104%
Net Assets, End of
Period (in thousands)	$95,559	$92,778	$124,844	$72,787	$65,452	$61,663	$42,736
(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended December 31, 2009 (unaudited).
(3)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(4)	Certain distributions in 2004 were reclassified between net investment income and net realized gains to conform to current presentation.
(5)	Computed using average shares outstanding throughout the period.
(6)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.

See Notes to Financial Statements.

International Bond

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$14.33	$15.05	$14.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.11	0.29	0.22
Net Realized and Unrealized Gain (Loss)	0.50	(0.44)	0.69
Total From Investment Operations	0.61	(0.15)	0.91
Distributions
From Net Investment Income	(0.49)	(0.36)	(0.41)
From Net Realized Gains	—	(0.21)	—
Total Distributions	(0.49)	(0.57)	(0.41)
Net Asset Value, End of Period	$14.45	$14.33	$15.05

Total Return(4)	4.18%	(0.88)%	6.38%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.82%(5)	1.83%	1.82%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48%(5)	2.05%	1.96%(5)
Portfolio Turnover Rate	43%	64%	74%(6)
Net Assets, End of Period (in thousands)	$338	$201	$258
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

International Bond

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$14.33	$15.05	$14.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.11	0.28	0.22
Net Realized and Unrealized Gain (Loss)	0.50	(0.43)	0.69
Total From Investment Operations	0.61	(0.15)	0.91
Distributions
From Net Investment Income	(0.49)	(0.36)	(0.41)
From Net Realized Gains	—	(0.21)	—
Total Distributions	(0.49)	(0.57)	(0.41)
Net Asset Value, End of Period	$14.45	$14.33	$15.05

Total Return(4)	4.18%	(0.88)%	6.38%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.82%(5)	1.83%	1.82%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48%(5)	2.05%	1.93%(5)
Portfolio Turnover Rate	43%	64%	74%(6)
Net Assets, End of Period (in thousands)	$8,529	$2,806	$1,497
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

International Bond

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$14.35	$15.09	$14.55
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15	0.34	0.28
Net Realized and Unrealized Gain (Loss)	0.49	(0.42)	0.69
Total From Investment Operations	0.64	(0.08)	0.97
Distributions
From Net Investment Income	(0.56)	(0.45)	(0.43)
From Net Realized Gains	—	(0.21)	—
Total Distributions	(0.56)	(0.66)	(0.43)
Net Asset Value, End of Period	$14.43	$14.35	$15.09

Total Return(4)	4.49%	(0.40)%	6.76%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.32%(5)	1.33%	1.32%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.98%(5)	2.55%	2.45%(5)
Portfolio Turnover Rate	43%	64%	74%(6)
Net Assets, End of Period (in thousands)	$294	$102	$28
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The JPMorgan Global Traded Government Bond Index (JPM GTGBI) is a market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America, Europe, Asia, and Australia.

The JPMorgan Government Bond Index – Global (GBI Global), excluding U.S. is a market-capitalization weighted index consisting of returns from investing in 13 developed government bond markets with the U.S. excluded.

The fund benchmark is the JPM GTGBI with the U.S. excluded and Japan weighted at 15%.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century International Bond Funds
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67555N

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1)	Not applicable for semiannual report filings.

(a)	(2)	Separate certifications by the registrant’s principal executive officer and principal financial
		officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
		Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)	(3)	Not applicable.

	(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
		Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
		99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2010